Convertible Debentures (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
		Jul. 30, 2020 USD ($) shares $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Proceeds from convertible debentures				$ 13,334
Transaction costs				(572)
Convertible debentures, interest payable settled with shares	[1]			588
Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds from convertible debentures				17,910
Transaction costs				(768)
Convertible debentures, interest payable settled with shares				754
Secured Convertible Debentures [Member]
Statement Line Items [Line Items]
Debt term		36 months
Debt annual interest rate		5.75%
Debt effective annual rate		10.00%
Warrants to purchase common stock | shares		1,006,542
Debt maturity date		July 30, 2022
Warrant expiration date		Jul. 30, 2023
Proceeds from debentures		$ 12,800
Transaction costs		572
Fair value of debt		6,298
Residual portion of convertible option		4,751
Deferred tax recovery		$ 1,713
Convertible debentures, interest payable settled with shares			$ 648	588
Secured Convertible Debentures [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant expiration date		Jul. 30, 2023
Warrants granted | shares		136,887
Secured Convertible Debentures [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Proceeds from convertible debentures		$ 17,910
Debt conversion price | $ / shares		$ 5.30
Warrant exercise price | $ / shares		$ 5.75
Proceeds from debentures		$ 17,100
Transaction costs		768
Fair value of debt		8,459
Residual portion of convertible option		6,382
Deferred tax recovery		$ 2,301
Convertible debentures, interest payable settled with shares			$ 820	$ 754
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Broker Warrant [Member]
Statement Line Items [Line Items]
Warrant exercise price | $ / shares		$ 5.75
Secured Convertible Debentures [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Debt conversion price | $ / shares		$ 12.50

[1]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 9) in common shares valued at C$754 ($588).